INVESTMENTS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 11, 2017	Jan. 31, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Percentage of interest purchase from investment company	2.50%
Provision for impairment			$ 28,698
Shares acquired		1,817,981
Market value per share		$ 2.75
Shares acquired, value		$ 4,999,448
Payment via receivable offset		$ 3,999,448
Cash paid			$ 1,000,000
Trading per share			$ 0.76
Unrealized loss on investment			$ 3,617,782